Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: December 12, 2022

Payment Date	12/15/2022
Collection Period Start	11/1/2022
Collection Period End	11/30/2022
Interest Period Start	11/15/2022
Interest Period End	12/14/2022

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$651,012,584.44	$44,086,186.40	$606,926,398.04	0.915162	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$1,521,892,584.44	$44,086,186.40	$1,477,806,398.04

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,627,676,863.42	$1,580,129,846.46	0.780000
YSOC Amount	$101,036,584.92	$97,575,754.36
Adjusted Pool Balance	$1,526,640,278.50	$1,482,554,092.10
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$651,012,584.44	2.71000%	30/360	$1,470,203.42
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$1,521,892,584.44			$3,828,221.84

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,627,676,863.42	$1,580,129,846.46
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,526,640,278.50	$1,482,554,092.10
Number of Receivable Outstanding	79,770	78,836
Weight Average Contract Rate	3.61%	3.61%
Weighted Average Remaining Term (months)	54	53

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,897,366.93
Principal Collections	$47,469,938.14
Liquidation Proceeds	$103,973.31
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$52,471,278.38
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$52,471,278.38

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,356,397.39	$1,356,397.39	$—	$—	$51,114,880.99
Interest - Class A-1 Notes	$—	$—	$—	$—	$51,114,880.99
Interest - Class A-2 Notes	$1,470,203.42	$1,470,203.42	$—	$—	$49,644,677.57
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$47,892,750.65
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$47,475,730.98
First Allocation of Principal	$—	$—	$—	$—	$47,475,730.98
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$47,418,919.23
Second Allocation of Principal	$1,368,492.34	$1,368,492.34	$—	$—	$46,050,426.89
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$45,988,234.64
Third Allocation of Principal	$18,990,000.00	$18,990,000.00	$—	$—	$26,998,234.64
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$26,928,166.81
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$7,948,166.81
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,948,166.81
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$3,200,472.75
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$3,200,472.75
Remaining Funds to Certificates	$3,200,472.75	$3,200,472.75	$—	$—	$—
Total	$52,471,278.38	$52,471,278.38	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$101,036,584.92
Increase/(Decrease)	$(3,460,830.56)
Ending YSOC Amount	$97,575,754.36

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,526,640,278.50	$1,482,554,092.10
Note Balance	$1,521,892,584.44	$1,477,806,398.04
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.00%	11	$77,078.82
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	27	$103,973.31
Monthly Net Losses (Liquidation Proceeds)			$(26,894.49)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.10%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.21%
Current Collection Period			(0.02)%
Four-Month Average Net Loss Ratio			0.09%
Cumulative Net Losses for All Periods			$898,290.13
Cumulative Net Loss Ratio			0.04%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.16%	108	$2,588,937.46
60-89 Days Delinquent	0.05%	32	$753,114.12
90-119 Days Delinquent	0.01%	6	$203,641.10
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.22%	146	$3,545,692.68

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$90,698.72
Total Repossessed Inventory		5	$155,968.07

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		38	$956,755.22
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.05%
Second Preceding Collection Period			0.05%
Preceding Collection Period			0.04%
Current Collection Period			0.06%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.99	0.06%	36	0.05%